INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Revenues
Rent	$ 177,121,285		$ 191,296,302
Interest and other	6,664,987		7,126,499
Operating Partnerships Revenues	183,786,272		198,422,801
Expenses
Interest	38,941,394		45,119,323
Depreciation and amortization	51,957,361		58,636,237
Taxes and insurance	21,692,015		23,542,550
Repairs and maintenance	30,845,127		34,350,100
Operating expenses	63,854,366		69,919,589
Impairment loss	3,256,264		8,943,450
Other expenses	4,877,397		4,804,439
Operating Partnerships Total Expenses	215,423,924		245,315,688
NET LOSS	(31,637,652)		(46,892,887)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(23,592,748)	[1]	(27,864,777)	[2]
Net income (loss) allocated to other partners	(8,044,904)		(19,028,110)
Series Twenty [Member]
Revenues
Rent	3,184,095		2,916,300
Interest and other	82,941		223,648
Operating Partnerships Revenues	3,267,036		3,139,948
Expenses
Interest	466,702		526,025
Depreciation and amortization	833,519		829,789
Taxes and insurance	369,926		355,527
Repairs and maintenance	725,213		796,901
Operating expenses	1,085,217		1,137,224
Impairment loss	0		0
Other expenses	82,619		82,862
Operating Partnerships Total Expenses	3,563,196		3,728,328
NET LOSS	(296,160)		(588,380)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(220,356)	[1]	(536,012)	[2]
Net income (loss) allocated to other partners	(75,804)		(52,368)
Series Twenty One [Member]
Revenues
Rent	1,899,543		1,974,411
Interest and other	26,035		48,885
Operating Partnerships Revenues	1,925,578		2,023,296
Expenses
Interest	558,013		840,853
Depreciation and amortization	364,116		403,340
Taxes and insurance	212,056		252,450
Repairs and maintenance	295,363		296,525
Operating expenses	525,305		607,046
Impairment loss	0		0
Other expenses	58,488		65,398
Operating Partnerships Total Expenses	2,013,341		2,465,612
NET LOSS	(87,763)		(442,316)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(86,888)	[1]	(156,402)	[2]
Net income (loss) allocated to other partners	(875)		(285,914)
Series Twenty Two [Member]
Revenues
Rent	2,790,949		4,584,586
Interest and other	115,557		142,774
Operating Partnerships Revenues	2,906,506		4,727,360
Expenses
Interest	616,699		1,032,388
Depreciation and amortization	687,204		1,395,580
Taxes and insurance	415,308		659,210
Repairs and maintenance	608,483		1,113,229
Operating expenses	865,090		1,533,706
Impairment loss	0		0
Other expenses	80,902		124,089
Operating Partnerships Total Expenses	3,273,686		5,858,202
NET LOSS	(367,180)		(1,130,842)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(159,268)	[1]	(588,334)	[2]
Net income (loss) allocated to other partners	(207,912)		(542,508)
Series Twenty Three [Member]
Revenues
Rent	4,449,155		5,284,459
Interest and other	682,242		158,925
Operating Partnerships Revenues	5,131,397		5,443,384
Expenses
Interest	855,738		918,357
Depreciation and amortization	1,108,148		1,413,208
Taxes and insurance	605,947		752,522
Repairs and maintenance	959,801		1,078,779
Operating expenses	1,623,908		1,939,456
Impairment loss	0		0
Other expenses	77,277		102,839
Operating Partnerships Total Expenses	5,230,819		6,205,161
NET LOSS	(99,422)		(761,777)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(178,090)	[1]	(402,596)	[2]
Net income (loss) allocated to other partners	78,668		(359,181)
Series Twenty Four [Member]
Revenues
Rent	2,921,646		5,258,834
Interest and other	48,728		107,865
Operating Partnerships Revenues	2,970,374		5,366,699
Expenses
Interest	484,029		999,872
Depreciation and amortization	823,333		1,473,502
Taxes and insurance	355,178		551,541
Repairs and maintenance	626,544		1,056,079
Operating expenses	1,235,535		2,028,526
Impairment loss	0		0
Other expenses	32,348		114,339
Operating Partnerships Total Expenses	3,556,967		6,223,859
NET LOSS	(586,593)		(857,160)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(428,611)	[1]	(469,351)	[2]
Net income (loss) allocated to other partners	(157,982)		(387,809)
Series Twenty Five [Member]
Revenues
Rent	1,292,260		2,840,686
Interest and other	62,091		108,326
Operating Partnerships Revenues	1,354,351		2,949,012
Expenses
Interest	228,093		517,436
Depreciation and amortization	297,500		691,949
Taxes and insurance	136,078		250,117
Repairs and maintenance	253,084		645,159
Operating expenses	543,537		948,328
Impairment loss	0		0
Other expenses	21,995		65,073
Operating Partnerships Total Expenses	1,480,287		3,118,062
NET LOSS	(125,936)		(169,050)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(130,543)	[1]	(169,546)	[2]
Net income (loss) allocated to other partners	4,607		496
Series Twenty Six [Member]
Revenues
Rent	7,059,713		9,464,501
Interest and other	276,452		338,854
Operating Partnerships Revenues	7,336,165		9,803,355
Expenses
Interest	1,298,067		1,743,058
Depreciation and amortization	1,958,890		2,652,080
Taxes and insurance	1,092,240		1,236,877
Repairs and maintenance	1,325,248		1,782,077
Operating expenses	2,680,092		3,670,932
Impairment loss	0		0
Other expenses	138,428		416,429
Operating Partnerships Total Expenses	8,492,965		11,501,453
NET LOSS	(1,156,800)		(1,698,098)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(900,257)	[1]	(1,187,293)	[2]
Net income (loss) allocated to other partners	(256,543)		(510,805)
Series Twenty Seven [Member]
Revenues
Rent	7,763,100		8,045,997
Interest and other	138,723		126,875
Operating Partnerships Revenues	7,901,823		8,172,872
Expenses
Interest	1,614,202		1,776,720
Depreciation and amortization	2,051,886		2,263,469
Taxes and insurance	857,168		877,222
Repairs and maintenance	1,232,293		1,421,445
Operating expenses	2,275,198		2,266,652
Impairment loss	0		0
Other expenses	331,056		308,889
Operating Partnerships Total Expenses	8,361,803		8,914,397
NET LOSS	(459,980)		(741,525)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(262,813)	[1]	(331,280)	[2]
Net income (loss) allocated to other partners	(197,167)		(410,245)
Series Twenty Eight [Member]
Revenues
Rent	9,549,364		9,796,227
Interest and other	217,120		188,444
Operating Partnerships Revenues	9,766,484		9,984,671
Expenses
Interest	1,529,272		1,677,421
Depreciation and amortization	2,410,366		2,535,821
Taxes and insurance	1,150,108		1,150,763
Repairs and maintenance	1,587,459		1,748,050
Operating expenses	3,313,014		3,306,723
Impairment loss	0		0
Other expenses	277,850		325,843
Operating Partnerships Total Expenses	10,268,069		10,744,621
NET LOSS	(501,585)		(759,950)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(888,944)	[1]	(968,689)	[2]
Net income (loss) allocated to other partners	387,359		208,739
Series Twenty Nine [Member]
Revenues
Rent	7,665,813		7,939,853
Interest and other	299,284		252,162
Operating Partnerships Revenues	7,965,097		8,192,015
Expenses
Interest	1,495,218		1,622,262
Depreciation and amortization	2,577,574		2,596,632
Taxes and insurance	1,018,811		977,864
Repairs and maintenance	1,309,363		1,258,157
Operating expenses	3,148,497		3,244,054
Impairment loss	0		0
Other expenses	156,782		133,546
Operating Partnerships Total Expenses	9,706,245		9,832,515
NET LOSS	(1,741,148)		(1,640,500)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(1,439,168)	[1]	(949,962)	[2]
Net income (loss) allocated to other partners	(301,980)		(690,538)
Series Thirty [Member]
Revenues
Rent	5,009,216		6,082,283
Interest and other	146,020		140,105
Operating Partnerships Revenues	5,155,236		6,222,388
Expenses
Interest	591,825		1,076,260
Depreciation and amortization	1,220,215		1,326,964
Taxes and insurance	560,768		700,260
Repairs and maintenance	1,038,133		1,139,734
Operating expenses	2,435,214		2,958,679
Impairment loss	0		0
Other expenses	99,834		69,134
Operating Partnerships Total Expenses	5,945,989		7,271,031
NET LOSS	(790,753)		(1,048,643)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(680,994)	[1]	(739,185)	[2]
Net income (loss) allocated to other partners	(109,759)		(309,458)
Series Thirty One [Member]
Revenues
Rent	9,949,808		10,522,615
Interest and other	424,427		315,949
Operating Partnerships Revenues	10,374,235		10,838,564
Expenses
Interest	1,342,653		1,572,080
Depreciation and amortization	2,803,462		2,964,375
Taxes and insurance	1,377,668		1,529,770
Repairs and maintenance	1,633,151		1,708,364
Operating expenses	3,766,388		3,998,230
Impairment loss	0		0
Other expenses	1,224,406		617,388
Operating Partnerships Total Expenses	12,147,728		12,390,207
NET LOSS	(1,773,493)		(1,551,643)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(2,070,330)	[1]	(1,464,658)	[2]
Net income (loss) allocated to other partners	296,837		(86,985)
Series Thirty Two [Member]
Revenues
Rent	7,634,347		7,423,588
Interest and other	254,253		265,008
Operating Partnerships Revenues	7,888,600		7,688,596
Expenses
Interest	1,606,959		1,662,947
Depreciation and amortization	2,728,955		2,773,264
Taxes and insurance	1,019,354		998,676
Repairs and maintenance	1,255,596		1,281,979
Operating expenses	2,737,950		2,779,822
Impairment loss	0		0
Other expenses	461,099		493,689
Operating Partnerships Total Expenses	9,809,913		9,990,377
NET LOSS	(1,921,313)		(2,301,781)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(1,389,322)	[1]	(1,533,272)	[2]
Net income (loss) allocated to other partners	(531,991)		(768,509)
Series Thirty Three [Member]
Revenues
Rent	6,123,803		6,043,351
Interest and other	242,562		238,200
Operating Partnerships Revenues	6,366,365		6,281,551
Expenses
Interest	1,188,867		1,231,737
Depreciation and amortization	2,132,318		2,134,558
Taxes and insurance	729,103		755,605
Repairs and maintenance	801,421		765,345
Operating expenses	2,887,400		2,876,474
Impairment loss	0		0
Other expenses	187,942		180,297
Operating Partnerships Total Expenses	7,927,051		7,944,016
NET LOSS	(1,560,686)		(1,662,465)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(615,022)	[1]	(631,989)	[2]
Net income (loss) allocated to other partners	(945,664)		(1,030,476)
Series Thirty Four [Member]
Revenues
Rent	7,125,743		8,250,797
Interest and other	251,321		308,720
Operating Partnerships Revenues	7,377,064		8,559,517
Expenses
Interest	1,108,317		1,602,936
Depreciation and amortization	2,649,406		2,701,625
Taxes and insurance	920,389		1,166,464
Repairs and maintenance	985,148		1,110,341
Operating expenses	3,432,032		4,017,066
Impairment loss	0		0
Other expenses	73,816		99,834
Operating Partnerships Total Expenses	9,169,108		10,698,266
NET LOSS	(1,792,044)		(2,138,749)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(1,312,415)	[1]	(1,509,143)	[2]
Net income (loss) allocated to other partners	(479,629)		(629,606)
Series Thirty Five [Member]
Revenues
Rent	6,236,019		6,722,880
Interest and other	188,184		227,868
Operating Partnerships Revenues	6,424,203		6,950,748
Expenses
Interest	1,446,772		1,636,416
Depreciation and amortization	2,007,389		2,152,629
Taxes and insurance	806,853		857,401
Repairs and maintenance	1,045,890		1,103,918
Operating expenses	2,292,709		2,466,632
Impairment loss	0		0
Other expenses	70,597		83,655
Operating Partnerships Total Expenses	7,670,210		8,300,651
NET LOSS	(1,246,007)		(1,349,903)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(767,266)	[1]	(852,880)	[2]
Net income (loss) allocated to other partners	(478,741)		(497,023)
Series Thirty Six [Member]
Revenues
Rent	4,646,529		6,794,417
Interest and other	119,673		260,109
Operating Partnerships Revenues	4,766,202		7,054,526
Expenses
Interest	979,761		1,693,494
Depreciation and amortization	1,519,627		1,991,880
Taxes and insurance	576,269		687,006
Repairs and maintenance	629,919		1,600,477
Operating expenses	1,859,376		2,382,957
Impairment loss	0		0
Other expenses	79,706		121,461
Operating Partnerships Total Expenses	5,644,658		8,477,275
NET LOSS	(878,456)		(1,422,749)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(478,049)	[1]	(734,104)	[2]
Net income (loss) allocated to other partners	(400,407)		(688,645)
Series Thirty Seven [Member]
Revenues
Rent	5,671,145		5,807,108
Interest and other	241,035		227,725
Operating Partnerships Revenues	5,912,180		6,034,833
Expenses
Interest	935,342		1,125,812
Depreciation and amortization	2,163,933		2,155,796
Taxes and insurance	864,109		916,970
Repairs and maintenance	980,595		969,136
Operating expenses	2,837,748		3,091,071
Impairment loss	0		0
Other expenses	94,258		100,289
Operating Partnerships Total Expenses	7,875,985		8,359,074
NET LOSS	(1,963,805)		(2,324,241)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(1,554,735)	[1]	(1,706,131)	[2]
Net income (loss) allocated to other partners	(409,070)		(618,110)
Series Thirty Eight [Member]
Revenues
Rent	4,468,299		4,409,070
Interest and other	198,322		189,388
Operating Partnerships Revenues	4,666,621		4,598,458
Expenses
Interest	997,278		1,042,183
Depreciation and amortization	1,186,607		1,470,446
Taxes and insurance	586,193		546,194
Repairs and maintenance	789,296		779,093
Operating expenses	1,664,967		1,745,583
Impairment loss	0		4,471,725
Other expenses	134,556		132,825
Operating Partnerships Total Expenses	5,358,897		10,188,049
NET LOSS	(692,276)		(5,589,591)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(470,966)	[1]	(2,839,766)	[2]
Net income (loss) allocated to other partners	(221,310)		(2,749,825)
Series Thirty Nine [Member]
Revenues
Rent	3,493,551		3,457,171
Interest and other	230,400		327,190
Operating Partnerships Revenues	3,723,951		3,784,361
Expenses
Interest	782,342		794,491
Depreciation and amortization	1,062,080		1,354,639
Taxes and insurance	422,979		416,808
Repairs and maintenance	722,798		605,553
Operating expenses	1,533,442		1,624,265
Impairment loss	0		4,471,725
Other expenses	168,293		170,129
Operating Partnerships Total Expenses	4,691,934		9,437,610
NET LOSS	(967,983)		(5,653,249)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(696,905)	[1]	(3,017,505)	[2]
Net income (loss) allocated to other partners	(271,078)		(2,635,744)
Series Forty [Member]
Revenues
Rent	9,759,763		9,685,423
Interest and other	406,345		696,997
Operating Partnerships Revenues	10,166,108		10,382,420
Expenses
Interest	3,065,470		3,272,846
Depreciation and amortization	2,559,496		2,564,853
Taxes and insurance	1,337,080		1,337,434
Repairs and maintenance	1,510,497		1,456,627
Operating expenses	2,606,942		2,762,748
Impairment loss	0		0
Other expenses	168,243		73,125
Operating Partnerships Total Expenses	11,247,728		11,467,633
NET LOSS	(1,081,620)		(1,085,213)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(564,539)	[1]	(472,991)	[2]
Net income (loss) allocated to other partners	(517,081)		(612,222)
Series Forty One [Member]
Revenues
Rent	12,085,189		11,751,328
Interest and other	406,373		521,986
Operating Partnerships Revenues	12,491,562		12,273,314
Expenses
Interest	3,564,669		3,860,958
Depreciation and amortization	3,109,213		3,875,892
Taxes and insurance	1,389,326		1,392,140
Repairs and maintenance	1,876,465		1,985,781
Operating expenses	3,067,800		2,862,936
Impairment loss	0		0
Other expenses	209,349		141,077
Operating Partnerships Total Expenses	13,216,822		14,118,784
NET LOSS	(725,260)		(1,845,470)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(648,068)	[1]	(1,444,671)	[2]
Net income (loss) allocated to other partners	(77,192)		(400,799)
Series Forty Two [Member]
Revenues
Rent	10,464,730		11,193,581
Interest and other	314,315		333,681
Operating Partnerships Revenues	10,779,045		11,527,262
Expenses
Interest	2,561,019		3,056,584
Depreciation and amortization	2,953,899		3,977,746
Taxes and insurance	989,132		1,147,772
Repairs and maintenance	1,903,921		2,057,577
Operating expenses	3,185,289		3,476,514
Impairment loss	0		0
Other expenses	164,945		259,896
Operating Partnerships Total Expenses	11,758,205		13,976,089
NET LOSS	(979,160)		(2,448,827)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(906,635)	[1]	(850,067)	[2]
Net income (loss) allocated to other partners	(72,525)		(1,598,760)
Series Forty Three [Member]
Revenues
Rent	9,746,620		9,364,550
Interest and other	386,064		413,614
Operating Partnerships Revenues	10,132,684		9,778,164
Expenses
Interest	2,383,554		2,461,670
Depreciation and amortization	3,156,153		3,143,748
Taxes and insurance	952,266		917,458
Repairs and maintenance	1,749,546		1,729,245
Operating expenses	3,214,566		3,309,603
Impairment loss	0		0
Other expenses	147,196		170,855
Operating Partnerships Total Expenses	11,603,281		11,732,579
NET LOSS	(1,470,597)		(1,954,415)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(459,909)	[1]	(935,966)	[2]
Net income (loss) allocated to other partners	(1,010,688)		(1,018,449)
Series Forty Four [Member]
Revenues
Rent	9,363,405		9,169,133
Interest and other	298,125		285,490
Operating Partnerships Revenues	9,661,530		9,454,623
Expenses
Interest	3,215,927		3,256,640
Depreciation and amortization	2,832,942		2,918,920
Taxes and insurance	908,796		966,510
Repairs and maintenance	1,867,320		1,546,000
Operating expenses	3,125,238		2,972,811
Impairment loss	3,256,264		0
Other expenses	97,173		114,131
Operating Partnerships Total Expenses	15,303,660		11,775,012
NET LOSS	(5,642,130)		(2,320,389)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(4,425,568)	[1]	(1,374,242)	[2]
Net income (loss) allocated to other partners	(1,216,562)		(946,147)
Series Forty Five [Member]
Revenues
Rent	11,006,877		10,842,982
Interest and other	393,017		349,035
Operating Partnerships Revenues	11,399,894		11,192,017
Expenses
Interest	2,670,928		2,673,689
Depreciation and amortization	3,244,996		3,358,204
Taxes and insurance	1,344,030		1,415,554
Repairs and maintenance	2,096,510		2,138,921
Operating expenses	3,950,971		3,971,103
Impairment loss	0		0
Other expenses	188,513		190,487
Operating Partnerships Total Expenses	13,495,948		13,747,958
NET LOSS	(2,096,054)		(2,555,941)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(1,271,775)	[1]	(1,293,082)	[2]
Net income (loss) allocated to other partners	(824,279)		(1,262,859)
Series Forty Six [Member]
Revenues
Rent	5,760,603		5,670,171
Interest and other	215,378		328,676
Operating Partnerships Revenues	5,975,981		5,998,847
Expenses
Interest	1,353,678		1,444,188
Depreciation and amortization	1,514,134		1,515,328
Taxes and insurance	694,880		726,435
Repairs and maintenance	1,036,070		1,175,608
Operating expenses	1,960,941		1,940,448
Impairment loss	0		0
Other expenses	49,726		46,860
Operating Partnerships Total Expenses	6,609,429		6,848,867
NET LOSS	(633,448)		(850,020)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(585,312)		(705,660)
Net income (loss) allocated to other partners	$ (48,136)		$ (144,360)

[1]	Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.
[2]	Amounts include $536,012, $156,402, $588,334, $402,596, $469,351, $169,546, $1,187,293, $331,280, $968,689, $949,962, $739,185, $1,464,658, $1,492,651, $631,989, $1,509,143, $774,863, $680,056, $1,673,310, $2,708,461, $2,650,044, $122,269, $726,679, $396,622, $461,452, $696,097 and $45,087 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.